Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 109,256	$ 15,571
Accounts receivable, net (including allowance of $339 and $174 as of December 31, 2021 and 2020, respectively)	10,163	3,738
Contract assets	2,084	853
Other current assets	10,071	2,112
Total current assets	131,574	22,274
Property and equipment, net	48,704	20,458
Goodwill	53,627	0
Customer relationships	24,388	0
Other intangible assets	19,765	751
Other long-term assets, including restricted cash	12,136	939
Total assets	290,194	44,422
Current liabilities
Accounts payable	5,824	1,775
Accrued wages and benefits	5,646	1,590
Contract liabilities, current portion	8,627	8,110
Other accrued expenses	4,823	1,813
Total current liabilities	24,920	13,288
Long-term debt	51,124	26,645
Contingent earnout liability	11,369	0
Convertible notes payable, net (including related parties of $0 and $7,498 as of December 31, 2021 and 2020, respectively)	0	48,631
Deferred income tax liabilities	835	338
Warrant liability	11,482	4,007
Other long-term liabilities	1,600	249
Total liabilities	101,330	93,158
Commitments and contingencies (Note 11)
Stockholders' equity (deficit)
Common stock	15	2
Additional paid-in capital	418,575	10,131
Accumulated other comprehensive income (loss)	732	(982)
Accumulated deficit	(230,458)	(211,146)
Total stockholders' equity (deficit)	188,864	(48,736)
Total liabilities and stockholders' equity (deficit)	290,194	44,422
Series A Preferred Stock
Stockholders' equity (deficit)
preferred stock	0	52,809
Series B Preferred Stock
Stockholders' equity (deficit)
preferred stock	0	35,228
Series C Preferred Stock
Stockholders' equity (deficit)
preferred stock	$ 0	$ 65,222